RELATED PARTY BALANCES AND TRANSACTIONS (Schedule Of Amount Due To Related Parties) (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Amounts due from related parties [Line Items]
Minority shareholders	$ 0	$ 6,859,000
Others	55	200
Total	$ 55,000	$ 7,059,000